UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)		Jun. 30, 2023	Dec. 31, 2022
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001
Common stock shares authorized (in shares)		1,000,000,000
Common stock shares issued (in shares)		44,505,944	39,081,744
Common stock, shares, outstanding (in shares)		44,505,944	39,081,744
Accounts receivable	[1]	$ 11,815,732	$ 28,902
Long-term debt, net of debt issuance costs	[2]	205,060,810	205,471,958
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Excess hold fee payable			10,000,000
Accounts receivable			28,902
Long-term debt, net of debt issuance costs	[3]		205,471,958
Related Party
Accounts receivable		427,454
Long-term debt, net of debt issuance costs		$ 10,000,000	$ 10,000,000
Redeemable Legacy Bridger Series C Preferred Shares
Temporary equity par value (in dollars per share)			$ 0.001
Temporary equity shares authorized (in shares)			315,789.473684
Temporary equity shares issued (in shares)			315,789.473684
Temporary equity shares outstanding (in shares)			315,789.473684
Redeemable Legacy Bridger Series C Preferred Shares | BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Temporary equity par value (in dollars per share)			$ 0.001
Temporary equity shares authorized (in shares)			315,789.473684
Temporary equity shares issued (in shares)			315,789.473684
Temporary equity shares outstanding (in shares)			315,789.473684
Series A Preferred Stock
Temporary equity par value (in dollars per share)		$ 0.0001
Temporary equity shares authorized (in shares)		315,789.473684
Temporary equity shares issued (in shares)		315,789.473684
Temporary equity shares outstanding (in shares)		315,789.473684

[1]	Includes related party accounts receivable of $427,454 as of June 30, 2023.
[2]	Includes related party debt of $10,000,000 for the 2022 taxable industrial revenue bond as of June 30, 2023 and December 31, 2022, respectively.
[3]	Includes related party debt of $10,000,000 for the 2022 taxable industrial revenue bond.